NEWLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
NEWLY ISSUED ACCOUNTING STANDARDS
3.  NEWLY ISSUED ACCOUNTING STANDARDS

ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This ASU addresses implementation issues about the scope of ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for reporting periods beginning on or after January 1, 2013. This guidance did not have a material impact on the Company's consolidated financial statements.